Derivative Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

Note 8 – Derivative Liabilities

The following table sets forth a summary of the changes in the fair value of Level 3 derivative liabilities that are measured at fair value on a recurring basis:

Beginning balance as of January 1, 2019	$1,094,607
Issuance of derivative liabilities	4,208,949
Extinguishment of derivative liabilities in connection with convertible note repayments and exchanges	(1,922,802)
Change in fair value of derivative liabilities	203,313
Reclassification of derivative liabilities to equity	(2,637,996)
Ending balance as of June 30, 2019	$946,071

In applying the Multinomial Lattice and Black-Scholes option pricing models to derivatives issued and outstanding during the three and six months ended June 30, 2019 and 2018, the Company used the following assumptions:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
Risk free interest rate	1.71% - 2.42%	2.24% - 2.73%	1.71% - 2.62%	1.22% - 2.56%
Expected term (years)	0.02 - 5.00	0.26 - 4.41	0.02 - 5.00	0.26 - 4.91
Expected volatility	98% - 139%	100% - 164%	98% - 156%	100% - 164%
Expected dividends	0.00%	0.00%	0.00%	0.00%

During the six months ended June 30, 2019, the Company recorded new derivative liabilities in the aggregate amounts of $3,186,760 and $1,022,189 related to the ECOs of certain convertible notes payable and warrants subject to sequencing, respectively. See Note 5 – Notes Payable – Convertible Notes for additional details. See Note 6 – Commitments and Contingencies and Note 7 – Stockholders’ Deficiency for warrants issued and deemed to be derivative liabilities.

During the six months ended June 30, 2019, the Company extinguished an aggregate of $1,922,802 of derivative liabilities in connection with repayments and exchanges of certain convertible notes payable into shares of the Company’s common stock. See Note 5 – Notes Payable – Convertible Notes for additional details.

During the six months ended June 30, 2019, the Company reclassified an aggregate of $2,637,996 of derivative liabilities to equity as a result of a change in the sequencing status.

On June 30, 2019, the Company recomputed the fair value of ECOs recorded as derivative liabilities to be $688,738. The Company recorded a loss on the change in fair value of these derivative liabilities of $342,765 and $439,602 for the three and six months ended June 30, 2019, respectively.

On June 30, 2019, the Company recomputed the fair value of the derivative liabilities related to outstanding warrants to be $257,333. These warrants are either redeemable for cash equal to the Black-Scholes value, as defined, at the election of the warrant holder upon a fundamental transaction pursuant to the warrant terms or were issued subsequent to the commencement of sequencing. The Company recorded a gain on the change in fair value of these derivative liabilities of $185,716 and $236,289 for the three and six months ended June 30, 2019, respectively.

Note 11 – Derivative Liabilities

The following table sets forth a summary of the changes in the fair value of Level 3 derivative liabilities that are measured at fair value on a recurring basis:

Beginning balance as of January 1, 2017	$-
Issuance of derivative liabilities	332,131
Reclassification of derivative liabilities to equity	(9,019)
Change in fair value of derivative liabilities	(107,039)
Ending balance as of December 31, 2017	$216,073
Issuance of derivative liabilities	3,875,231
Extinguishment of derivative liabilities in connection with convertible note repayments and exchanges	(3,120,833)
Change in fair value of derivative liabilities	229,323
Reclassification of derivative liabilities to equity	(105,187)
Ending balance as of December 31, 2018	$1,094,607

In applying the Multinomial Lattice and Black-Scholes option pricing models to derivatives issued and outstanding during the years ended December 31, 2018 and 2017, the Company used the following assumptions:

	For the Years Ended
	December 31,
	2018	2017
Risk free interest rate	1.22% - 2.94%	1.22% - 2.07%
Expected term (years)	0.01 - 5.00	0.00 - 5.00
Expected volatility	100% - 208%	123% - 130%
Expected dividends	0.00%	0.00%

During the year ended December 31, 2018, the Company recorded new derivative liabilities in the aggregate amounts of $3,631,705, $121,657 and $121,869 related to the ECOs of certain convertible notes payable, warrants and stock options subject to sequencing, respectively. During the year ended December 31, 2017, the Company recorded new derivative liabilities in the aggregate amounts of $252,117 and $80,014 related to the ECOs of certain convertible notes payable and warrants, respectively. See Note 7 – Notes Payable – Convertible Notes and Other Notes for additional details. See Note 9 – Commitments and Contingencies for a stock option issued and deemed to be a derivative liability. See Note 10 – Stockholders’ Deficiency for warrants issued and deemed to be derivative liabilities.

During the year ended December 31, 2018, the Company extinguished an aggregate of $3,120,833 of derivative liabilities in connection with repayments and exchanges of certain convertible notes payable into shares of the Company’s common stock. See Note 7 – Notes Payable – Convertible Notes and Other Notes for additional details.

During the year ended December 31, 2017, the Company reclassified $9,019 of derivative liabilities to equity in connection with the conversion of convertible notes payable into shares of common stock.

During the year ended December 31, 2018, the Company reclassified an aggregate of $105,187 of derivative liabilities to equity as a result of a change in the sequencing status.

On December 31, 2018, the Company recomputed the fair value of ECOs recorded as derivative liabilities to be $852,454. The Company recorded a loss on the change in fair value of these derivative liabilities of $310,710 for the year ended December 31, 2018.

On December 31, 2018, the Company recomputed the fair value of the derivative liabilities related to outstanding warrants to be $120,284. These warrants are either redeemable for cash equal to the Black-Scholes value, as defined, at the election of the warrant holder upon a fundamental transaction pursuant to the warrant terms or were issued subsequent to the commencement of sequencing. The Company recorded a gain on the change in fair value of these derivative liabilities of $81,387 for the year ended December 31, 2018.

On December 31, 2018, the Company recomputed the fair value of the derivative liabilities related to outstanding consultant stock options to be $121,869. The stock options were issued subsequent to the commencement of sequencing and the fair value of the options are being recorded in consulting expenses in the consolidated statements of operations over the respective expected vesting period with a corresponding credit to derivative liabilities. See Note 10 – Stockholders’ Deficiency -Stock Options for additional details.